Federated Hermes Kaufmann Fund II
Portfolio of Investments
March 31, 2021 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—92.7%
		Communication Services—1.9%
8,700		Activision Blizzard, Inc.	$809,100
2,400	[1]	Bumble, Inc.	149,712
2,891	[1]	Pinterest, Inc.	214,020
20,180	[1]	Playtika Holding Corp.	549,098
3,380	[1]	Take-Two Interactive Software, Inc.	597,246
37,000	[1]	ZoomInfo Technologies, Inc.	1,809,300
		TOTAL	4,128,476
		Consumer Discretionary—8.8%
2,770	[1,2]	Airbnb, Inc.	520,594
3,605	[1]	Alibaba Group Holding Ltd., ADR	817,362
651	[1]	Amazon.com, Inc.	2,014,246
9,140	[1,2]	Blink Charging Co.	375,654
1,330	[1]	Bright Horizons Family Solutions, Inc.	228,028
8,316	[1]	Chegg, Inc.	712,349
3,800	[1,2]	Coupang LLC	187,530
8,357	[1]	DraftKings, Inc.	512,535
5,487	[1]	Etsy, Inc.	1,106,563
26,000	[1,3]	Fisker, Inc.	447,720
20,674	[1]	Floor & Decor Holdings, Inc.	1,973,954
1,925	[1]	GrubHub, Inc.	115,500
2,100		Home Depot, Inc.	641,025
3,950	[1]	Just Eat Takeaway	365,111
17,500	[1]	Las Vegas Sands Corp.	1,063,300
3,500	[1]	Lululemon Athletica, Inc.	1,073,485
824	[1]	Mercadolibre, Inc.	1,213,043
17,161		Moncler S.p.A	985,788
714,400		NagaCorp Ltd.	845,570
8,392	[1]	Planet Fitness, Inc.	648,702
825		Vail Resorts, Inc.	240,619
17,560		Wingstop, Inc.	2,233,105
15,010	[1]	YETI Holdings, Inc.	1,083,872
		TOTAL	19,405,655
		Consumer Staples—0.9%
500		Costco Wholesale Corp.	176,240
2,320		Estee Lauder Cos., Inc., Class A	674,772
4,211	[1]	Freshpet, Inc.	668,749
8,600	[1]	Grocery Outlet Holding Corp.	317,254
15,850	[1,2]	The Duckhorn Portfolio, Inc.	265,963
		TOTAL	2,102,978
		Energy—1.6%
63,200	[2]	New Fortress Energy, Inc.	2,901,512
3,400		Pioneer Natural Resources, Inc.	539,988
		TOTAL	3,441,500
		Financials—6.6%
23,100		Apollo Global Management LLC	1,085,931

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
16,095		Artisan Partners Asset Management, Inc.	$839,676
98,700		Ashmore Group PLC	532,602
2,400		BlackRock, Inc.	1,809,504
128,900	[1]	FinecoBank Banca Fineco SPA	2,115,091
1,400		Goldman Sachs Group, Inc.	457,800
28,339	[1]	Hamilton Lane Alliance Holdings I, Inc.	281,690
21,500		Hamilton Lane, Inc.	1,904,040
20,200		Housing Development Finance Corp. Ltd.	694,373
33,400		KKR & Co., Inc, Class Common	1,631,590
1,300		London Stock Exchange Group PLC	124,417
1,000	[1]	Markel Corp.	1,139,620
1,368		MSCI, Inc., Class A	573,575
39,004		StepStone Group, Inc.	1,375,671
		TOTAL	14,565,580
		Health Care—33.3%
11,500		Abbott Laboratories	1,378,160
30,837	[1]	Akouos, Inc.	427,709
37,034	[1]	Albireo Pharma, Inc	1,305,448
65,629	[1]	Alector, Inc.	1,321,768
11,609	[1]	Alnylam Pharmaceuticals, Inc.	1,639,075
8,048	[1]	American Well Corp.	139,794
36,400	[1]	Amphastar Pharmaceuticals, Inc.	666,848
27,700	[1]	Annexon, Inc.	771,168
45,996	[1]	Arcturus Therapeutics Holdings, Inc.	1,899,635
26,021	[1]	Argenx SE	7,149,113
22,434	[1]	Avidity Biosciences LLC	489,285
19,520	[1]	Avrobio, Inc.	247,709
8,102	[1]	Butterfly Network, Inc.	136,357
76,233	[1]	Calithera Biosciences, Inc.	184,484
24,100	[1]	Catalent, Inc.	2,537,971
1,076,793	[1,4]	CeQur SA	290,958
23,800	[1]	ContraFect Corp.	114,240
137,500	[1]	Corcept Therapeutics, Inc.	3,271,125
6,418	[1]	CRISPR Therapeutics AG	782,033
13,600		Danaher Corp.	3,061,088
8,100	[1]	Dexcom, Inc.	2,911,059
174,105	[1]	Dynavax Technologies Corp.	1,711,452
7,800	[1,2]	Editas Medicine, Inc.	327,600
7,700	[1]	Edwards Lifesciences Corp.	644,028
3,200	[1]	Fate Therapeutics, Inc.	263,840
44,600	[1,2]	Frequency Therapeutics, Inc.	423,700
5,088	[1]	Frequency Therapeutics, Inc.	48,336
127,397	[1]	Gamida Cell Ltd.	1,030,642
4,993	[1]	Genmab A/S	1,641,023
16,300	[1]	Genmab A/S, ADR	535,129
12,200	[1]	Gossamer Bio, Inc.	112,850
15,525	[1]	Gracell Biotechnologies, Inc., ADR	239,085
13,475	[1]	IDEAYA Biosciences, Inc.	316,662
1,700	[1]	IDEXX Laboratories, Inc.	831,827
10,000	[1,3,4]	Immatics N.V.	90,057

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
9,400	[1]	Immatics N.V.	$105,374
7,100	[1]	Insulet Corp.	1,852,532
4,000	[1]	Intellia Therapeutics, Inc.	321,020
715	[1]	Intuitive Surgical, Inc.	528,342
21,500	[1]	Kaleido Biosciences, Inc.	174,150
11,800	[1]	Karuna Therapeutics, Inc.	1,418,714
25,503	[1]	Legend Biotech Corp., ADR	740,097
36,712	[1]	Merus NV	766,914
137,800	[1]	Minerva Neurosciences, Inc.	402,376
13,900	[1]	Moderna, Inc.	1,820,205
20,852	[1]	Molecular Partners AG	504,174
1,300	[1]	Morphic Holding, Inc.	82,264
14,887	[1,4]	Orchard Therapeutics PLC	90,489
29,312	[1]	Orchard Therapeutics PLC, ADR	212,805
81,200	[1]	Otonomy, Inc.	207,060
5,500	[1]	Repligen Corp.	1,069,255
17,262	[1]	Rezolute, Inc.	121,870
34,612	[1]	Rhythm Pharmaceuticals, Inc.	736,197
13,066	[1]	Rubius Therapeutics, Inc.	346,249
3,500	[1]	Sarepta Therapeutics, Inc.	260,855
13,770	[1,2]	Scynexis, Inc.	109,334
55,391	[1]	Seres Therapeutics, Inc.	1,140,501
4,542	[1]	Signify Health, Inc.	132,899
8,815	[1]	Stoke Therapeutics, Inc.	342,375
3,300		Stryker Corp.	803,814
10,114	[1]	Surgery Partners, Inc.	447,646
12,143	[1,2]	Talis Biomedical Corp.	156,037
23,800	[1]	Tandem Diabetes Care, Inc.	2,100,350
34,462	[1]	Translate Bio, Inc.	568,278
5,758	[1]	TransMedics Group, Inc.	238,899
9,595	[1]	Turning Point Therapeutics, Inc.	907,591
47,616	[1]	Ultragenyx Pharmaceutical, Inc.	5,421,558
47,100	[1]	UniQure N.V.	1,586,799
16,500	[1]	Veeva Systems, Inc.	4,310,460
24,257	[1]	Zai Lab Ltd., ADR	3,236,611
15,734	[1]	Zentalis Pharmaceuticals, LLC	682,698
26,400	[1]	Zogenix, Inc.	515,328
		TOTAL	73,403,378
		Industrials—10.8%
36,640	[1]	Azek Co., Inc.	1,540,712
28,500	[1]	Azul S.A., ADR	575,415
15,000	[1]	Colfax Corp.	657,150
3,530	[1]	CoStar Group, Inc.	2,901,272
19,300	[1]	Dun & Bradstreet Holdings, Inc.	459,533
7,220	[1]	Generac Holdings, Inc.	2,364,189
17,100		HEICO Corp.	2,151,180
10,000		IHS Markit Ltd.	967,800
10,820	[1]	Ingersoll-Rand, Inc.	532,452
38,800	[1]	Mercury Systems, Inc.	2,741,220
8,000	[1]	Plug Power, Inc.	286,720

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
3,200		Roper Technologies, Inc.	$1,290,688
6,900		Timken Co.	560,073
13,000		Trane Technologies PLC	2,152,280
21,096	[1]	Trex Co., Inc.	1,931,128
8,422	[1]	Upwork, Inc.	377,053
4,800		Verisk Analytics, Inc.	848,112
12,700	[1]	XPO Logistics, Inc.	1,565,910
		TOTAL	23,902,887
		Information Technology—20.8%
1,300	[1]	Adobe, Inc.	617,981
34,832	[1]	Advanced Micro Devices, Inc.	2,734,312
5,900	[1]	Ansys, Inc.	2,003,404
7,616	[1]	Coupa Software, Inc.	1,938,120
2,805	[1]	DocuSign, Inc.	567,872
18,163	[1]	Envestnet, Inc.	1,311,913
5,600	[1]	Everbridge, Inc.	678,608
8,000		Fidelity National Information Services, Inc.	1,124,880
49,600	[1,2]	GDS Holdings Ltd., ADR	4,022,064
7,580	[1]	GoDaddy, Inc.	588,360
37,300		Marvell Technology Group Ltd.	1,826,954
53,741		McAfee Corp.	1,222,070
15,359	[1]	Medallia, Inc.	428,363
49,200	[1]	Nexi SpA	861,385
17,805	[1]	Nuance Communications, Inc.	777,010
50,000	[1]	PagSeguro Digital Ltd.	2,315,000
80,000	[1,4]	Paysafe Ltd.	865,031
13,900	[1]	Q2 Holdings, Inc.	1,392,780
27,450	[1]	Qualtrics International, Inc.	903,379
33,000	[1]	Radware Ltd.	860,640
15,900	[1]	Rapid7, Inc.	1,186,299
2,900	[1]	Salesforce.com, Inc.	614,423
7,000	[1]	ServiceNow, Inc.	3,500,770
5,850	[1]	Shopify, Inc.	6,473,025
10,400	[1]	Splunk, Inc.	1,408,992
4,900	[1]	Tyler Technologies, Inc.	2,080,197
6,700	[1,2]	Unity Software, Inc.	672,077
11,462	[1]	Workday, Inc.	2,847,505
		TOTAL	45,823,414
		Materials—6.4%
46,000		Agnico Eagle Mines Ltd.	2,659,260
12,800		Ball Corp.	1,084,672
86,000		Barrick Gold Corp.	1,702,800
4,700		Franco-Nevada Corp.	589,005
43,700		Newmont Corp.	2,633,799
11,900		Scotts Miracle-Gro Co.	2,915,143
3,590		Sherwin-Williams Co.	2,649,456
		TOTAL	14,234,135
		Real Estate—1.6%
19,427		Americold Realty Trust	747,357
5,600		Crown Castle International Corp.	963,928

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
22,265		MGM Growth Properties LLC	$726,284
7,704	[1]	Ryman Hospitality Properties	597,137
15,265		STAG Industrial, Inc.	513,057
		TOTAL	3,547,763
		TOTAL COMMON STOCKS (IDENTIFIED COST $111,349,625)	204,555,766
		PREFERRED STOCK—0.1%
		Health Care—0.1%
18,542	[4]	Century Therapeutics, Inc. (IDENTIFIED COST $120,004)	120,004
		WARRANTS—0.3%
		Health Care—0.3%
11,450	[1]	Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 2/8/2024	20,640
21,500	[1]	Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 6/22/2022	26,090
87,500	[1]	ContraFect Corp., Warrants, Expiration Date 7/20/2022	3,360
42,500	[1]	ContraFect Corp., Warrants, Expiration Date 7/27/2021	0
10,000	[1]	Dynavax Technologies Corp., Warrants, Expiration Date 2/12/2022	60,574
4,700	[1]	Immatics N.V., Warrants, Expiration Date 12/31/2025	13,865
5,696	[1]	Rezolute, Inc., Warrants, Expiration Date 10/8/2027	39,700
53,000	[1]	Scynexis, Inc., Warrants, Expiration Date 1/1/2099	420,820
26,500	[1]	Scynexis, Inc., Warrants, Expiration Date 12/21/2021	63,558
2,520	[1]	Scynexis, Inc., Warrants, Expiration Date 3/8/2023	3,437
2,106	[1]	Scynexis, Inc., Warrants, Expiration Date 4/6/2021	1
26,500	[1]	Scynexis, Inc., Warrants, Expiration Date 5/21/2024	105,828
		TOTAL WARRANTS (IDENTIFIED COST $346,465)	757,873
		REPURCHASE AGREEMENTS—8.8%
$13,756,000		Interest in $2,065,000,000 joint repurchase agreement 0.01%, dated 3/31/2021 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,065,000,574 on 4/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 7/20/2050 and the market value of those underlying securities was $2,106,300,586.	13,756,000
5,593,486		Interest in $2,065,000,000 joint repurchase agreement 0.01%, dated 3/31/2021 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,065,000,574 on 4/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 7/20/2050 and the market value of those underlying securities was $2,106,300,586 (purchased with proceeds from securities lending collateral).	5,593,486
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $19,349,486)	19,349,486
		TOTAL INVESTMENT IN SECURITIES—101.9% (IDENTIFIED COST $131,165,580)	224,783,129
		OTHER ASSETS AND LIABILITIES - NET—(1.9)%[5]	(4,125,679)
		TOTAL NET ASSETS—100%	$220,657,450

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended March 31, 2021, were as follows:
	Value as of 12/31/2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 3/31/2021	Shares Held as of 3/31/2021	Dividend Income
Financials:
Hamilton Lane Alliance Holdings I, Inc.	$—	$293,715	$—	$(12,025)	$—	$281,690	28,339	$—
StepStone Group, Inc.	$—	$1,150,618	$—	$225,053	$—	$1,375,671	39,004	$—
Health Care:
Akouos, Inc.	$594,305	$11,810	$—	$(178,406)	$—	$427,709	30,837	$—
Albireo Pharma, Inc	$1,511,653	$—	$(122,756)	$(75,565)	$(7,884)	$1,305,448	37,034	$—
Alector, Inc.	$841,319	$151,140	$—	$329,309	$—	$1,321,768	65,629	$—
Amphastar Pharmaceuticals, Inc.	$732,004	$—	$—	$(65,156)	$—	$666,848	36,400	$—
Annexon, Inc.	$300,360	$445,624	$—	$25,184	$—	$771,168	27,700	$—
Arcturus Therapeutics Holdings, Inc.	$2,290,464	$—	$(459,818)	$356,664	$(287,675)	$1,899,635	45,996	$—
Avrobio, Inc.	$199,342	$62,045	$—	$(13,678)	$—	$247,709	19,520	$—
Calithera Biosciences, Inc.	$479,216	$—	$(67,733)	$(124,546)	$(102,453)	$184,484	76,233	$—
Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 2/8/2024	$13,298	$—	$—	$7,342	$—	$20,640	11,450	$—
Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 6/22/2022	$15,628	$—	$—	$10,462	$—	$26,090	21,500	$—
ContraFect Corp.	$—	119,000	$—	$(4,760)	$—	$114,240	23,800	$—
ContraFect Corp., Warrants, Expiration Date 7/20/2022	$4,489	$—	$—	$(1,129)	$—	$3,360	87,500	$—
ContraFect Corp., Warrants, Expiration Date 7/27/2021	$26	$—	$—	$(26)	$—	$—	42,500	$—
Dynavax Technologies Corp.	$764,510	$11,609	$—	$935,333	$—	$1,711,452	174,105	$—
Dynavax Technologies Corp., Warrants, Expiration Date 2/12/2022	$18,923	$—	$—	$41,651	$—	$60,574	10,000	$—
Frequency Therapeutics, Inc.	$736,934	$236,819	$(227,016)	$(492,877)	$169,840	$423,700	44,600	$—
Frequency Therapeutics, Inc.	$179,403	$—	$—	$(131,067)	$—	$48,336	5,088	$—
Gamida Cell Ltd.	$1,153,818	$—	$(115,651)	$(25,873)	$18,348	$1,030,642	127,397	$—
Merus NV	$673,152	$—	$(41,437)	$124,425	$10,774	$766,914	36,712	$—
Minerva Neurosciences, Inc.	$322,452	$—	$—	$79,924	$—	$402,376	137,800	$—
Molecular Partners AG	$486,302	$—	$—	$17,872	$—	$504,174	20,852	$—
Otonomy, Inc.	$358,600	$143,338	$—	$(294,878)	$—	$207,060	81,200	$—
Rezolute, Inc.	$206,971	$—	$—	$(85,101)	$—	$121,870	17,262	$—
Rezolute, Inc., Warrants, Expiration Date 10/8/2027	$56,253	$—	$—	$(16,553)	$—	$39,700	5,696	$—
Rhythm Pharmaceuticals, Inc.	$862,170	$180,000	$(11,627)	$(293,548)	$(798)	$736,197	34,612	$—
Scynexis, Inc.	$105,341	$—	$—	$3,993	$—	$109,334	13,770	$—
Scynexis, Inc., Warrants, Expiration Date 1/1/2099	$405,450	$—	$—	$15,370	$—	$420,820	53,000	$—
Scynexis, Inc., Warrants, Expiration Date 12/21/2021	$63,727	$—	$—	$(169)	$—	$63,558	26,500	$—
Scynexis, Inc., Warrants, Expiration Date 3/8/2023	$3,384	$—	$—	$53	$—	$3,437	2,520	$—
Scynexis, Inc., Warrants, Expiration Date 4/6/2021	$32	$—	$—	$(31)	$—	$1	2,106	$—
Scynexis, Inc., Warrants, Expiration Date 5/21/2024	$100,276	$—	$—	$5,552	$—	$105,828	26,500	$—
Ultragenyx Pharmaceutical, Inc.	$7,525,055	$—	$(990,652)	$(1,607,411)	$494,566	$5,421,558	47,616	$—
UniQure N.V.	$2,113,605	$—	$(413,931)	$10,573	$(123,448)	$1,586,799	47,100	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$23,118,462	$2,805,718	$(2,450,621)	$(1,234,039)	$171,270	$22,410,790	1,507,878	$—

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of March 31, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$5,650,235	$5,593,486

3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2021, these restricted securities amounted to $537,777, which represented 0.2% of total net assets.

Security	Acquisition Date	Cost	Value
Fisker, Inc.	10/29/2020	$260,000	$447,720
Immatics N.V.	6/30/2020	$100,000	$90,057

4
Market quotations and price evaluations may not be available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$186,811,579	$—	$[1]1,045,577	$187,857,156
International	589,005	15,818,647	$290,958	16,698,610
Preferred Stock
Domestic	—	—	120,004	120,004
Debt Securities:
Warrants	—	757,873	—	757,873
Repurchase Agreements	—	19,349,486	—	19,349,486
TOTAL SECURITIES	$187,400,584	$35,926,006	$1,456,539	$224,783,129

[1]
Includes $234,528 transferred from Level 1 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. This transfer represents the value of the security at the beginning of the period.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt